Significant Risks and Uncertainties (Details)	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Concentration Risk [Line Items]
Percentage of operating activities	80.00%
Maximum [Member]
Concentration Risk [Line Items]
Percentage of operating activities	90.00%